UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/06

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Scott Kimball
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    30 September 2006
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		119

Form 13F Information Table Value Total:	              $242,283  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105     1834 89934.000SH       Sole                89934.000
Alliance Healthcard            COM              01860F103       12 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                            1295 42866.000SH       Sole                42866.000
Allstate Corp.                 COM              020002101     1270 20239.000SH       Sole                20239.000
Alltel Corp.                   COM              020039103     1879 33848.000SH       Sole                33583.000           265.000
Altria Group, Inc.             COM              718154107      351 4579.000 SH       Sole                 4579.000
American Electric Power        COM              025537101      648 17810.000SH       Sole                17810.000
American Express               COM              025816109     1044 18613.152SH       Sole                18613.152
American International Group,  COM              026874107     2183 32942.001SH       Sole                32942.001
American Natl Ins Co.          COM              028591105     6880 59360.000SH       Sole                59160.000           200.000
Amgen Incorporated             COM              031162100      321 4490.000 SH       Sole                 4490.000
Amsouth Bancorporation         COM              032165102     5001 172215.000SH      Sole               171715.000           500.000
Applebees International        COM              037899101     1377 64000.000SH       Sole                64000.000
BP plc (ADR)                   COM              055622104      834 12723.000SH       Sole                12723.000
Bank of America                COM              060505104     6583 122883.000SH      Sole               122883.000
Barrick Gold Corp              COM              067901108     3340 108715.000SH      Sole               108715.000
Baxter Intl. Inc.              COM              071813109      235 5170.000 SH       Sole                 5170.000
Berkshire Hathaway Class B     COM              084670207     2527  796.000 SH       Sole                  796.000
Berkshire Hathaway Inc 1/100   COM                             287  300.000 SH       Sole                  300.000
Biotech Holders Trust          COM              09067D201     1470 7950.000 SH       Sole                 7850.000           100.000
Boeing                         COM              097023105     1604 20343.000SH       Sole                20343.000
Bristol Myers Squibb           COM              110122108      965 38721.000SH       Sole                38721.000
C.R. Bard Inc                  COM              067383109      217 2900.000 SH       Sole                 2900.000
Canadian National Railway Co   COM              136375102      449 10700.000SH       Sole                10700.000
Cascade Natural Gas            COM              147339105     1472 56432.000SH       Sole                56432.000
Caterpillar Inc Del Com        COM              149123101      224 3400.000 SH       Sole                 3400.000
Charles Schwab & Company       COM              808513105      379 21183.000SH       Sole                21183.000
Chevron Texaco                 COM              166764100      829 12785.000SH       Sole                12785.000
Citigroup Inc.                 COM              172967101     2683 54015.922SH       Sole                54015.922
Coca Cola                      COM              191216100      262 5863.000 SH       Sole                 5863.000
Colgate Palmolive              COM              194162103      561 9030.000 SH       Sole                 9030.000
Commercial Bancshares Florida  COM              201607108     5733 160732.000SH      Sole               137888.000         22844.000
Commercial Net Realty          COM              202218103      600 27800.000SH       Sole                27800.000
Compass Bank                   COM              20449H109     2207 38739.000SH       Sole                38739.000
ConocoPhillips                 COM              20825C104     7449 125132.000SH      Sole               125132.000
Constellation Brands           COM              21036P108     1715 59600.000SH       Sole                59600.000
Duke Energy Corp.              COM              264399106     6630 219534.000SH      Sole               218534.000          1000.000
E I Dupont De Nemour           COM              263534109      379 8836.626 SH       Sole                 8836.626
EMC Corporation                COM              268648102     1117 93237.000SH       Sole                93237.000
Emerson Electric               COM              291011104     7121 84913.000SH       Sole                84613.000           300.000
Exxon Mobil Corp               COM              302290101     4739 70628.000SH       Sole                70628.000
Florida Rock Industries        COM              341140101    11548 298314.500SH      Sole               298314.500
Flowers Foods, Inc.            COM              343496105      660 24556.500SH       Sole                24556.500
Fortune Brands                 COM              349631101      323 4300.000 SH       Sole                 4300.000
Fpl Group Inc                  COM              302571104      209 4640.000 SH       Sole                 4640.000
General Dynamics               COM              369550108     3156 44030.000SH       Sole                44030.000
General Electric               COM              369604103     7322 207425.031SH      Sole               206725.031           700.000
Genuine Parts                  COM              372460105     2466 57172.000SH       Sole                57172.000
H J Heinz                      COM              423074103     2104 50188.702SH       Sole                50188.702
HEICO Corp.                    COM                            1277 37227.000SH       Sole                37227.000
Harrah's Entertainment Inc.    COM              413619107      228 3435.000 SH       Sole                 3435.000
Hawaiian Electric Industries   COM              419870100     4786 176859.000SH      Sole               176859.000
Hewlett Packard                COM              428236103      213 5810.818 SH       Sole                 5810.818
Hilton Hotel Corporation       COM              432848109      385 13840.732SH       Sole                13840.732
Home Depot                     COM              437076102     3510 96773.013SH       Sole                96773.013
Intel Corporation              COM              458140100     1882 91509.225SH       Sole                91509.225
International Business Machine COM              459200101      742 9059.431 SH       Sole                 8759.431           300.000
J.P Morgan Chase & Co.         COM              46625H100      342 7284.000 SH       Sole                 7284.000
Johnson & Johnson              COM              478160104     9464 145733.984SH      Sole               145133.984           600.000
Johnson Controls               COM              478366107     4389 61175.000SH       Sole                60875.000           300.000
Lowe's Companies, Inc.         COM              548661107      892 31788.000SH       Sole                31788.000
Lucent Technologies            COM              549463107       37 15773.000SH       Sole                15773.000
Mcdonalds Corp.                COM              580135101      368 9415.107 SH       Sole                 9415.107
Microsoft Corporation          COM              594918104     2527 92403.000SH       Sole                91903.000           500.000
Minnesota Mining Mfg           COM              604059105     4204 56495.000SH       Sole                55995.000           500.000
Motorola, Inc.                 COM              620076109     1167 46664.516SH       Sole                46664.516
Nordstrom, Inc.                COM              655664100     3111 73545.677SH       Sole                73545.677
Occidental Petroleum           COM              674599105      344 7148.000 SH       Sole                 7148.000
Oracle Corporation             COM              68389X105      382 21550.000SH       Sole                21550.000
PS Water Resource              COM                             178 10535.000SH       Sole                10535.000
Panera Bread Company           COM                            2872 49300.000SH       Sole                49300.000
Patriot Transportation Holding COM              70337B102     2695 35671.000SH       Sole                35671.000
Pepco Holdings Inc.            COM              737679100      340 14062.000SH       Sole                14062.000
Pepsico Inc.                   COM              713448108     6488 99410.810SH       Sole                99410.810
Pfizer                         COM              717081103     4077 143750.113SH      Sole               143250.113           500.000
Piedmont Natural Gas Co.       COM              720186105      882 34850.000SH       Sole                34850.000
Post Properties Inc.           COM              737464107      658 13850.000SH       Sole                13850.000
Procter & Gamble               COM              742718109     7750 125040.000SH      Sole               124440.000           600.000
Protective Life Corp.          COM              743674103      617 13490.000SH       Sole                13490.000
Raytheon Company               COM                             264 5500.000 SH       Sole                 5500.000
Regency Centers Corporation    COM              758939102     1762 25620.000SH       Sole                25620.000
Rinker Group Ltd               COM              76687m101     3061 59490.000SH       Sole                59490.000
Royal Dutch Petroleum          COM              780257804     2288 34611.000SH       Sole                34611.000
S&P 400 Midcap MDRS            COM                             627 4557.000 SH       Sole                 4557.000
Safeco Corp.                   COM              786429100     1606 27257.000SH       Sole                27257.000
Sony Corporation               COM              835699307      930 23055.000SH       Sole                23055.000
Southern Company               COM              842587107     5169 150009.000SH      Sole               149009.000          1000.000
Starbucks Corporation          COM              855244109     6366 186975.000SH      Sole               186175.000           800.000
Stryker Corp Com               COM              863667101      768 15480.000SH       Sole                15480.000
Sun Microsystems               COM              866810104       78 15720.000SH       Sole                15720.000
Suntrust Banks Inc.            COM              867914103      523 6771.000 SH       Sole                 6771.000
Synovus Financial Corp.        COM              87161C105      240 8155.000 SH       Sole                 8155.000
Sysco Corporation              COM              871829107      800 23916.891SH       Sole                23916.891
Target Inc.                    COM              87612E106     1570 28425.000SH       Sole                28425.000
Teco Energy Inc.               COM              872375100      166 10633.000SH       Sole                10633.000
Texas Instruments Inc.         COM              882508104      290 8710.000 SH       Sole                 8710.000
Vanguard Index Small-Cap Growt COM                             286 4735.000 SH       Sole                 4735.000
Vanguard Index Small-Cap Value COM                             314 4700.000 SH       Sole                 4700.000
Vanguard Mid-Cap VIPERs        COM              922908629      623 9100.000 SH       Sole                 9100.000
Verizon Communications         COM              92343V104      201 5410.000 SH       Sole                 5410.000
Wachovia Corp.                 COM              929771103     5995 107437.530SH      Sole               107437.530
Wal-Mart Stores                COM              931142103      900 18242.000SH       Sole                18242.000
Walgreen Co                    COM              931422109      705 15890.000SH       Sole                15890.000
Wells Fargo & Co.              COM              949746101     7868 217470.000SH      Sole               217470.000
Weyerhaeuser Co.               COM              962166104     3253 52875.000SH       Sole                52875.000
Windstream Corp                COM                             450 34120.024SH       Sole                33847.024           273.000
Wyeth                          COM              983024100      225 4420.000 SH       Sole                 4420.000
Zimmer Holdings Inc.           COM              98956P102      676 10015.000SH       Sole                10015.000
ebank Financial Services Inc.  COM                              31 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     5579 82346.000SH       Sole                82346.000
T. Rowe Price Mid-Cap                           779556109      252 4607.834 SH       Sole                 4607.834
Vanguard Windsor                                922018106      202 10951.886SH       Sole                10951.886
Citigroup VII 7.125%           PFD              17306n203     1610    63800 SH       Sole                    63800
Con Edison PFD 7.25%           PFD              209115203      215     8500 SH       Sole                     8500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      455    18000 SH       Sole                    18000
Regency Centers Corp Pfd. 7.45 PFD              758849202      432    17000 SH       Sole                    17000
Rochester G&E 6.650%           PFD              711367794     2116    83350 SH       Sole                    83350
SunTrust Cap. IV 7.125%        PFD              86788B201     1930    76725 SH       Sole                    76725
Schwab S&P500 Index Fund                                       157 11315.72 SH       Sole                 11315.72
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